Commitments and contingencies (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2022	Sep. 30, 2022	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023	Aug. 05, 2022	Nov. 30, 2020	Aug. 13, 2020
Other Commitments [Line Items]
Warrants				$ 1,892	$ 0		$ 1,254
Warrants, exercise price (in usd per share)				$ 7.91				$ 7.91
Lease renewal term	2 years		10 years 6 months	12 months
Right-of-use asset and operating lease liability	$ 200	$ 200	$ 6,800	$ 360	11,870	$ 4,932
Preferred stock warrants
Other Commitments [Line Items]
Warrants, number of shares issuable (in shares)				2,889,282					3,247,637
Warrants vested, percentage										40.00%
Warrants									$ 1,100
Warrants vested, fair value					$ 0		$ 0
Warrants, exercise price (in usd per share)									$ 2.16